Taxes on Income (Details Textual) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)
Taxes on Income (Textual)
Ordinary corporate tax rate	24.00%
Deferred tax loss carry forwards	$ 209	₪ 724	$ 188	₪ 723	$ 185	₪ 723
Income tax examination, description	As of January 1, 2018 is expected to decrease to 23% (1% decrease).